Offsets - Offset: 1	Mar. 30, 2026 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	United States 12 Month Natural Gas Fund
File Number	333-144409
Initial Filing Date	Jun. 18, 2009
Fee Offset Claimed | $	$ 139.47
Unsold Securities Associated with Fee Offset Claimed | shares	15,500,000
Termination / Withdrawal Statement	Terminated or completed any offering that included the unsold securities associated with the claimed offset under the prior registration statement